Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM GLOBAL REAL ESTATE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON TECHNOLOGY FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%